Deutsche Asset
& Wealth Management
                                                                       [DB Logo]




Summary Prospectus | March 1, 2015



Deutsche CROCI (Reg. TM) Equity Dividend Fund

(formerly Deutsche Equity Dividend Fund and DWS Equity Dividend Fund)





 CLASS/Ticker    A   KDHAX    B   KDHBX    C   KDHCX    R   KDHRX    R6   KDHTX    INST   KDHIX    S   KDHSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@db.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated March 1, 2015, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to achieve a high rate of total return.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 30) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                  A          B          C       R      R6    INST      S
                         ----------  ---------  ---------  ------  ------  ------  -----
Maximum sales
charge (load) imposed
on purchases, as % of
offering price                5.75     None       None     None    None    None    None
------------------------      ----     --         --       ------  ------  ------  ---
Maximum deferred
sales charge (load), as
% of redemption
proceeds                    None     4.00       1.00       None    None    None    None
------------------------    ------   ----       ----       ------  ------  ------  ---
Account Maintenance
Fee (annually, for fund
account balances
below $10,000 and
subject to certain
exceptions)                $   20    $20        $20        None    None    None    $20
------------------------   -------   ----       ----       ------  ------  ------  ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                              A          B          C          R          R6        INST           S
                      ---------  ---------  ---------  ---------  ----------  ----------  ----------
Management fee            0.72       0.72       0.72       0.72       0.72        0.72        0.72
---------------------     ----       ----       ----       ----       ----        ----        ----
Distribution/service
(12b-1) fees              0.24       0.99       1.00       0.49      None        None        None
---------------------     ----       ----       ----       ----      -----       -----       -----
Other expenses1           0.21       0.44       0.21       0.33       0.17        0.17        0.20
---------------------     ----       ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND
OPERATING EXPENSES        1.17       2.15       1.93       1.54       0.89        0.89        0.92
---------------------     ----       ----       ----       ----      -----       -----       -----
Fee waiver/expense
reimbursement             0.06       0.29       0.07       0.18       0.03        0.03        0.06
---------------------     ----       ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND
OPERATING EXPENSES
AFTER FEE WAIVER/
EXPENSE
REIMBURSEMENT             1.11       1.86       1.86       1.36       0.86        0.86        0.86
---------------------     ----       ----       ----       ----      -----       -----       -----

(1) "Other expenses" for Class R6 are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through February 29, 2016 to waive fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.11%, 1.86%, 1.86%, 1.36%, 0.86%, 0.86% and 0.86% for Class A,
Class B, Class C, Class R, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEARS           A         B         C         R        R6      INST         S
-------  --------  --------  --------  --------  --------  --------  --------
1        $ 682     $ 589     $ 289     $ 138     $  88     $  88     $  88
--       -----     -----     -----     -----     -----     -----     -----
3          920       945       599       469       281       281       287
--       -----     -----     -----     -----     -----     -----     -----
5        1,176     1,328     1,035       822       490       490       503
--       -----     -----     -----     -----     -----     -----     -----
10       1,909     1,979     2,248     1,819     1,093     1,093     1,126
--       -----     -----     -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         R        R6      INST         S
-------  --------  --------  --------  --------  --------  --------  --------
1        $ 682     $ 189     $ 189     $ 138     $  88     $  88     $  88
--       -----     -----     -----     -----     -----     -----     -----
3          920       645       599       469       281       281       287
--       -----     -----     -----     -----     -----     -----     -----
5        1,176     1,128     1,035       822       490       490       503
--       -----     -----     -----     -----     -----     -----     -----
10       1,909     1,979     2,248     1,819     1,093     1,093     1,126
--       -----     -----     -----     -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2014: 132%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities (mainly common stocks). Equity securities may also include preferred stocks, depository receipts and other securities with equity characteristics, such as convertible securities and warrants. The fund focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that portfolio management believes are undervalued. As of January 31, 2015, the index had a median market capitalization of $18.62 billion.


Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize one or more sectors and may invest more than 25% of total assets in a single sector. The fund may invest up to 20% of total assets in foreign securities.


MANAGEMENT PROCESS. Portfolio management intends to select approximately forty stocks based on (among other factors) the Cash Return on Capital Invested (CROCI (Reg. TM)) Economic Price Earnings Ratio, while seeking above average dividend yield. The CROCI (Reg. TM) Economic Price Earnings Ratio (CROCI (Reg.
TM) Economic P/E Ratio) is a proprietary measure of company valuation using the same relationship between valuation and return as an accounting P/E ratio (i.e. price/book value divided by return on equity). It is a US-specific strategy seeking to select approximately the forty best value companies from the S&P 500 (Reg. TM) Index (excluding financial companies) with additional screening on high dividend yield, dividend sustainability and price volatility. At times, the number of stocks held in the fund may differ from forty stocks as a result of corporate actions, mergers or other events.


The fund is reconstituted periodically in accordance with the strategy's rules (re-selecting approximately forty stocks that will make up the fund). The strategy targets low valuation combined with higher dividends and excludes stocks with undesirable characteristics such as, for example, high financial leverage, low cash returns and high volatility which are calculated and supplied by the CROCI (Reg. TM) Investment Strategy and Valuation Group, a unit within Deutsche Asset & Wealth Management, through a licensing agreement with the fund's Advisor. (The CROCI (Reg. TM) Investment Strategy and Valuation Group is not responsible for the management of the fund. The Advisor, not the fund, is responsible for paying the licensing fees.) The strategy may also utilize systematic turnover control buffers to minimize undesired levels of portfolio turnover. Portfolio management will take additional measures to attempt to reduce portfolio turnover, market impact and transaction costs in connection with implementation of the strategy, by applying liquidity controls and managing the portfolio with tax efficiency in mind.


DERIVATIVES. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. Portfolio management generally may use structured notes to gain exposure to certain foreign markets that may not permit direct investment.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.


ACTIVE TRADING. The fund may trade securities actively and this may lead to high portfolio turnover.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not



                                       2
                                   Deutsche CROCI (Reg. TM) Equity Dividend Fund


                                                SUMMARY PROSPECTUS March 1, 2015
intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


CROCI (Reg. TM) RISK. The fund will be managed on the premise that stocks with lower CROCI (Reg. TM)( )Economic P/E Ratios may outperform stocks with higher CROCI (Reg. TM) Economic P/E Ratios over time. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.


The calculation of the CROCI (Reg. TM) Economic P/E Ratio is determined by the CROCI (Reg. TM)( )Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI (Reg. TM) Investment Strategy and Valuation Group that, subsequently, may prove not to have been correct. As CROCI (Reg. TM) Economic P/E Ratios are calculated using historical information, there can be no guarantee of the future performance of the CROCI (Reg. TM) strategy.


DIVIDEND-PAYING STOCK RISK. As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, issuers of dividend-paying stocks may have discretion to defer or stop paying dividends for a stated period of time. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund's ability to generate income may be adversely affected.


VALUE INVESTING RISK. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.



                                       3
                                   Deutsche CROCI (Reg. TM) Equity Dividend Fund


                                                SUMMARY PROSPECTUS March 1, 2015

ACTIVE TRADING RISK. Active securities trading could raise transaction costs (thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


Prior to April 1, 2014, the fund had a different investment management team that operated with a different investment strategy. Performance would have been different if the fund's current strategy described above had been in effect.


Class R6 is a new class of shares and therefore does not have a full calendar year of performance available.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]





  2005      2006       2007        2008       2009       2010       2011       2012       2013       2014
  7.72      17.40       -1.14      -45.50     23.44      12.42       -2.28     11.97      27.00      9.69





                    RETURNS    PERIOD ENDING
 BEST QUARTER      20.07%      June 30, 2009
 WORST QUARTER     -23.21%     December 31, 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2014 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Class S index comparison began on 2/28/05.




                                     CLASS          1           5         10
                                 INCEPTION       YEAR       YEARS      YEARS
                               -----------  ---------  ----------  ---------
CLASS A before tax             3/18/1988        3.38       10.06       3.11
-----------------------------  ---------       -----       -----       ----
  After tax on distribu-
  tions                                         2.94        9.74       2.59
  After tax on distribu-
  tions and sale of fund
  shares                                        2.26        8.03       2.50
-----------------------------  ---------       -----       -----       ----
CLASS B before tax             9/11/1995        5.84       10.35       2.88
-----------------------------  ---------       -----       -----       ----
CLASS C before tax             9/11/1995        8.85       10.53       2.94
-----------------------------  ---------       -----       -----       ----
CLASS R before tax             10/1/2003        9.41       11.04       3.44
-----------------------------  ---------       -----       -----       ----
INST CLASS before tax          8/19/2002        9.95       11.73       4.07
-----------------------------  ---------       -----       -----       ----
STANDARD & POOR'S 500
INDEX (S&P 500) (reflects
no deduction for fees,
expenses or taxes)                             13.69       15.45       7.67
-----------------------------  ---------       -----       -----       ----
CROCI (Reg. TM) US DIVIDENDS
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                      10.12          -          -
-----------------------------  ---------       -----       -----       ----



                                    CLASS          1           5       SINCE
                                INCEPTION       YEAR       YEARS   INCEPTION
                              -----------  ---------  ----------  ----------
CLASS S before tax            2/28/2005        9.93       11.62       3.73
----------------------------- ---------       -----       -----       ----
STANDARD & POOR'S 500
INDEX (S&P 500)
(reflects no deduction for
fees, expenses or taxes)                      13.69       15.45       7.80
----------------------------- ---------       -----       -----       ----
CROCI (Reg. TM) US DIVIDENDS
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                     10.12          -          -
----------------------------- ---------       -----       -----       ----

The Advisor believes the additional CROCI (Reg. TM) US Dividends Index, which was first calculated on 3/13/12, reflects the different components of the fund's typical asset allocations with a similar focus on dividends. The CROCI (Reg. TM)( )US Dividends Index is sponsored by Deutsche Bank AG London, an affiliate of the Advisor. Return information for the CROCI (Reg. TM) US Dividends Index was not calculated by an independent calculation agent.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

DI KUMBLE, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2014.



                                       4
                                   Deutsche CROCI (Reg. TM) Equity Dividend Fund


                                                SUMMARY PROSPECTUS March 1, 2015

PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                               AUTOMATIC
                                              UGMAS/          INVESTMENT
                   NON-IRA            IRAS     UTMAS               PLANS
         -----------------  --------------  --------  ------------------
A B C        1,000                 500       1,000             500
-------      -----                 ---       -----             ---
R               None              N/A         N/A             N/A
--           -----                ----       -----            ----
R6              None              N/A         N/A             N/A
--           -----                ----       -----            ----
INST     1,000,000                N/A         N/A             N/A
--       ---------                ----       -----            ----
S            2,500               1,000       1,000           1,000
--       ---------               -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Class R, Class R6 and Institutional Class shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.



TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset & Wealth Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset & Wealth Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset & Wealth Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset & Wealth Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class R shares and Class R6 shares are generally available only to certain retirement plans. Class S shares are only available to a limited group of investors.


TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan. Any withdrawals you make from such tax-deferred investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


No such payments are made with respect to Class R6 shares. To the extent the fund makes such payments with respect to another class of its shares, the expense is borne by the other share class.


                                       5
                                   Deutsche CROCI (Reg. TM) Equity Dividend Fund
                                      SUMMARY PROSPECTUS March 1, 2015 DCEDF-SUM